UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22707

 NAME OF REGISTRANT:                     Cohen & Steers Limited Duration
                                         Preferred and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN CALIFORNIA EDISON COMPANY                                                          Agenda Number:  934133175
--------------------------------------------------------------------------------------------------------------------------
        Security:  842400756
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2015
          Ticker:  SCEDN
            ISIN:  US8424007560
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JAGJEET S. BINDRA                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: VANESSA C.L. CHANG                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: THEODORE F. CRAVER,                 Mgmt          For                            For
       JR.

1D     ELECTION OF DIRECTOR: PEDRO J. PIZARRO                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RICHARD T.                          Mgmt          For                            For
       SCHLOSBERG, III

1F     ELECTION OF DIRECTOR: LINDA G. STUNTZ                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM P. SULLIVAN                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ELLEN O. TAUSCHER                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PETER J. TAYLOR                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: BRETT WHITE                         Mgmt          For                            For

2      RATIFICATION OF THE APPOINTMENT OF THE                    Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM

3      ADVISORY VOTE TO APPROVE THE COMPANY'S                    Mgmt          For                            For
       EXECUTIVE COMPENSATION



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Limited Duration Preferred and Income
                     Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                Assistant Secretary
Date                 07/30/2015